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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2006
                                               -------------


Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.):  [  ]   is a restatement.
                                        [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Praesidium Investment Management Company, LLC
          ---------------------------------------------
Address:  747 Third Avenue (35th Floor)
          ---------------------------------------------
          New York, New York  10017
          ---------------------------------------------


Form 13F File Number:  28-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin Oram
Title:   Member
Phone:   (212) 821-1489


Signature                   Place                Date of Signing:
         /S/ KEVIN ORAM          NEW YORK, NY                    AUGUST 14, 2006
         --------------          ------------                    ---------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:             0
                                          ----------

Form 13F Information Table Entry Total:       36
                                          ----------

Form 13F Information Table Value Total:   $ 205,443
                                          ----------
                                          (thousands)




List of Other Included Managers:

None


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                                                     MARKET
                               TITLE OF              VALUE       SHARE/PRN  SHARE/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP      (USD)       AMOUNT     PRN     CALL  DISCRETION  MANAGERS SOLE     SHARED  NONE
--------------                 ---------  ---------  ----------- ---------  ------  ----  ----------  -------- ----     ------  ----
ALLTEL CORPORATION CMN            COM     020039103  9,859,000   154,455    SH            SOLE                 154,455
AMPCO PITTSBURG CORP CMN          COM     032037103  4,547,000   158,700    SH            SOLE                 158,700
APPLIED MATERIALS INC CMN         COM     038222105  6,361,000   390,750    SH            SOLE                 390,750
BEA SYSTEMS INC COMMON STOCK      COM     073325102  7,728,000   590,403    SH            SOLE                 590,403
BELO CORPORATION               COM SER A  080555105  4,911,000   314,783    SH            SOLE                 314,783
CSX CORP CMN                      COM     126408103  8,974,000   127,406    SH            SOLE                 127,406
CARRIAGE SERVICES, INC. CMN       COM     143905107  1,469,000   320,000    SH            SOLE                 320,000
CHAPARRAL STEEL CO. CMN           COM     159423102  5,687,000   78,966     SH            SOLE                 78,966
CULP INC CMN                      COM     230215105  3,559,000   727,753    SH            SOLE                 727,753
DELL INC CMN                      COM     24702R101  3,693,000   150,975    SH            SOLE                 150,975
DIXIE GROUP INC                  CL A     255519100  6,515,000   490,182    SH            SOLE                 490,182
DOLLAR THRIFTY AUTOMOTIVE
  GRP COMMON STOCK                COM     256743105  7,298,000   161,935    SH            SOLE                 161,935
DUN & BRADSTREET CORP DEL
  NEW CMN                         COM     26483E100  7,240,000   103,900    SH            SOLE                 103,900
FILENET CORP CMN                  COM     316869106  6,701,000   248,847    SH            SOLE                 248,847
HARDINGE INC. COMMON STOCK        COM     412324303  4,874,000   315,489    SH            SOLE                 315,489
HEARST-ARGYLE TEL INC CMN         COM     422317107  7,185,000   325,724    SH            SOLE                 325,724
HOME DEPOT INC CMN                COM     437076102  5,437,000   151,900    SH            SOLE                 151,900
HUMMINGBIRD INC CMN               COM     44544R101  7,735,000   281,468    SH            SOLE                 281,468
INFORMATICA CORP CMN              COM     45666Q102  5,914,000   449,420    SH            SOLE                 449,420
INTL GAME TECHNOLOGY CMN          COM     459902102  7,554,000   199,100    SH            SOLE                 199,100
JOURNAL REGISTER CO CMN           COM     481138105  5,391,000   601,621    SH            SOLE                 601,621
MEADOW VALLEY CORP CMN            COM     583185103  4,784,000   417,800    SH            SOLE                 417,800
MIDAS INC CMN                     COM     595626102  10,511,000  571,277    SH            SOLE                 571,277
NORTHWEST PIPE COMPANY CMN        COM     667746101  1,220,000   48,203     SH            SOLE                 48,203
OMNOVA SOLUTIONS INC CMN          COM     682129101  5,644,000   993,649    SH            SOLE                 993,649
PACKAGING CORP OF AMERICA
  COMMON STOCK                    COM     695156109  7,469,000   339,200    SH            SOLE                 339,200
POWELL INDS INC CMN               COM     739128106  1,119,000   46,744     SH            SOLE                 46,744
QUANTUM CORP                   COM DSSG   747906204  4,597,000   1,754,627  SH            SOLE                 1,754,627
SANMINA-SCI CORP CMN              COM     800907107  9,218,000   2,003,900  SH            SOLE                 2,003,900
SUPREME INDUSTRIES INC           CL A     868607102  1,523,000   212,070    SH            SOLE                 212,070
SYMANTEC CORP CMN                 COM     871503108  9,017,000   580,238    SH            SOLE                 580,238
TAIWAN SEMICONDUCTOR MFG LTD   SPON ADR   874039100  5,715,000   622,509    SH            SOLE                 622,509
WABTEC CORP CMN                   COM     929740108  8,157,000   218,100    SH            SOLE                 218,100
WHEELING-PITTSBURGH CORP CMN    COM NEW   963142302  6,341,000   318,781    SH            SOLE                 318,781
WOLVERINE TUBE INC CMN            COM     978093102  457,000     124,600    SH            SOLE                 124,600
G. WILLI-FOOD INTERNATIONAL LTD   ORD     M52523103  1,039,000   149,892    SH            SOLE                 149,892
                                                     205,276,000
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